Segment Information	12 Months Ended
Dec. 31, 2023
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We operate as one operating segment. We have a common basis of organization, we make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole and our products and services are offered globally. Product category and geographic information follows below.
Product Category Information
Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories, product type and customer class.
Geographical Information
Net sales are attributed to countries based on the location of the customer. Our primary manufacturing facilities are located in Germany, China, and the United States and supply products to customers as well as to our subsidiaries in other countries. The intercompany portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $20.3 million, $31.5 million and $28.3 million for the years ended 2023, 2022 and 2021, respectively, and these amounts are included in the line item Europe, Middle East and Africa in the table below.
Net sales by geographical location for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Americas:
United States	$935,281	$909,616	$909,690
Other Americas	84,774	88,139	97,686
Total Americas	1,020,055	997,755	1,007,376
Europe, Middle East and Africa	624,573	733,469	814,417
Asia Pacific, Japan and Rest of World	320,683	410,294	429,864
Total net sales	$1,965,311	$2,141,518	$2,251,657
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe in the table below, reported long-lived assets of $1.3 million and $1.1 million as of December 31, 2023 and 2022, respectively.
Long-lived assets by geographical location as of December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Americas:
United States	$164,865	$161,645
Other Americas	3,657	2,997
Total Americas	168,522	164,642
Europe, Middle East and Africa:
Germany	496,386	400,009
Other Europe, Middle East and Africa	76,306	75,045
Total Europe, Middle East and Africa	572,692	475,054
Asia Pacific, Japan and Rest of World	23,823	22,474
Total long-lived assets	$765,037	$662,170